SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and Development Costs - Additional Information (Details)	9 Months Ended
Sep. 30, 2025 CNY (¥)
Software developed for internal use
Research and development costs
Capitalized costs for the period	¥ 0